Segment Reporting (Details) - Schedule of non-current operating assets information by geography - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segment Reporting (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	$ 33,738	$ 35,488
Middle East [Member]
Segment Reporting (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	30,704	32,165
North Africa [Member]
Segment Reporting (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	254	301
UK [Member]
Segment Reporting (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	2,636	2,968
Asia [Member]
Segment Reporting (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	9	31
Europe [Member]
Segment Reporting (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	18	23
North America [Member]
Segment Reporting (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	$ 117